Credit Risk - Summary of Commercial Real Estate by Sector (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 199,482	£ 199,733
Commercial Real Estate [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 8,144	£ 9,043
Percentage of loan to value	100.00%	100.00%
Commercial Real Estate [member] | Office [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 2,181	£ 2,359
Percentage of loan to value	27.00%	26.00%
Commercial Real Estate [member] | Retail [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 1,389	£ 1,739
Percentage of loan to value	17.00%	19.00%
Commercial Real Estate [member] | Industrial [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 1,176	£ 1,274
Percentage of loan to value	14.00%	14.00%
Commercial Real Estate [member] | Residential [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 1,001	£ 1,016
Percentage of loan to value	12.00%	11.00%
Commercial Real Estate [member] | Mixed Use [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 1,146	£ 1,184
Percentage of loan to value	14.00%	13.00%
Commercial Real Estate [member] | Student Accommodation [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 133	£ 224
Percentage of loan to value	2.00%	3.00%
Commercial Real Estate [member] | Hotels and Leisure [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 304	£ 389
Percentage of loan to value	4.00%	5.00%
Commercial Real Estate [member] | Other [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 185	£ 206
Percentage of loan to value	2.00%	2.00%
Commercial Real Estate [member] | Standardised Portfolio [member]
Disclosure Of Loans And Advances By Industry Sector [Line Items]
Loans and advances to customers	£ 629	£ 652
Percentage of loan to value	8.00%	7.00%